SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Insured limit	$ 250,000		$ 250,000		$ 250,000
Advertising expense	22,000	$ 0	28,000	$ 3,000	3,000	$ 0
Deferred offering costs					$ 1,800,000	8,000
Property and equipment estimated useful lives					3 years
Research and development expenses	335,125	248,419	704,741	528,267	$ 1,142,777	1,007,476
Selling, General and Administrative Expenses [Member]
Product Information [Line Items]
Patent and annuity costs					$ 236,000	$ 188,000
Selling, General and Administrative Expenses [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Reclassified patent expenses and annuity costs		$ 59,000		$ 101,000
Diagnostic Test [Member]
Product Information [Line Items]
Revenues	7,000		8,000
Cytometry Services [Member]
Product Information [Line Items]
Revenues	3,000		3,000
U. S. Department Of Defense [Member]
Product Information [Line Items]
Revenues	$ 10,000		$ 10,000